UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus High Yield Fund

SEMIANNUAL REPORT June 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Fund, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Chris Barris, Kevin Cronk, and Leland Hart, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus High Yield Fund’s Class A shares produced a total return of -0.63%, Class C shares returned -1.00%, and Class I shares returned -0.34%.1 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 0.07% over the same period.2

High yield corporate bonds produced roughly flat returns over the reporting period amid rising interest rates and shifting supply-and-demand dynamics in the corporate bond market. The fund lagged the Index, primarily due to its focus on higher-quality securities at a time when distressed bonds fared better.

As of February 22, 2018, Leland Hart became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus.

In choosing securities, the fund’s portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest-rate movements. The fund’s investment process involves a “top-down” approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company’s financial strength, and the company’s management. The fund also looks for companies that are under-leveraged, have positive free cash flow, and are self-financing.

The fund may, but is not required to, use certain derivatives, such as options, futures, options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts, and swap agreements (including interest-rate and credit-default swap agreements). The fund also may invest in collateralized debt obligations (CDOs). The fund may also make forward commitments in which it agrees to buy or sell a security in the future at a price agreed upon today.

Supply-and-Demand Dynamics Undermined High Yield Bonds

High yield bonds were supported at the start of 2018 by better-than-expected corporate earnings growth, encouraging global economic developments, and lower U.S. corporate tax

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

rates. However, heightened volatility soon returned to the financial markets amid intensifying inflationary pressures, rising geopolitical tensions, and concerns regarding U.S. trade policy.

While lower-rated corporate bonds fared relatively well in this environment, higher-quality bonds—including high yield securities with BB credit ratings—were undermined by rising interest rates when the Federal Reserve Board implemented additional short-term interest-rate hikes in March and June. The market was further influenced by a downturn in demand from individual investors who withdrew money from high yield mutual funds, more than offsetting the benefits of a reduced supply of newly issued securities.

Lower-Rated Securities Fared Best

The fund’s performance compared to the Index was constrained over the reporting period by its relatively light exposure to distressed bonds. In addition, within the CCC rating tier, the issuers we deemed more fundamentally sound tended to lag their less creditworthy counterparts. For example, the fund held underweighted exposure to bonds backed by retailing and wireline telecommunication companies that continued to face secular and structural challenges but nonetheless fared relatively well. The fund also held no exposure to better-performing bonds from a bankrupt U.S. media company and a European packaging company that encountered pricing pressures.

On a more positive note, the fund’s relatively short average duration helped cushion the impact of rising interest rates. Holdings of floating-rate bank loans and collateralized loan obligations (CLOs) also bolstered relative results. Relatively light positions in the automotive, leisure, and cable television industries helped the fund avoid weakness in those areas of the high yield bond market, and our security selection strategy was helpful in the services and financials industry groups.

Positioned for Continued Economic Growth

Business fundamentals remain strong, global economic growth has continued, corporate earnings are rising, and default rates have stayed low. Conversely, investors remain worried about geopolitical conflicts and trade disputes, and most analysts expect additional short-term interest-rate hikes over the second half of 2018.

Therefore, we believe that a disciplined, research-intensive approach may become even more important for investment success. We have maintained underweighted exposure to BB-rated securities, preferring shorter-duration bonds with B and CCC credit ratings. We also intend to maintain the fund’s holdings of floating-rate instruments. We have identified ample opportunities among high yield bonds backed by packaging, services and construction companies. We have found fewer securities meeting our investment criteria among companies in the retail, leisure and automotive industries.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The Dreyfus Corporation has agreed to pay all of the fund’s expenses except management fees, Rule 12b-1 fees, and certain other expenses, including fees and expenses of the non-interested board members and their counsel.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class.

Floating rate bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.70	$8.39	$3.47
Ending value (after expenses)	$993.70	$990.00	$996.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

STATEMENT OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2%
Aerospace/Defense - 1.3%
Bombardier, Sr. Unscd. Notes	7.75	3/15/20	1,310,000	[b]	1,386,963
Bombardier, Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b]	2,390,681
Engility, Gtd. Notes	8.88	9/1/24	2,205,000		2,312,494
TransDigm, Gtd. Notes	6.50	5/15/25	4,955,000		5,023,131
ViaSat, Sr. Unscd. Notes	5.63	9/15/25	3,790,000	[b]	3,581,550
				14,694,819
Automotive - .5%
Aston Martin Capital Holdings, Sr. Scd. Notes	6.50	4/15/22	2,950,000	[b]	3,021,538
TI Group Automotive Systems, Sr. Unscd. Notes	8.75	7/15/23	2,551,000	[b]	2,667,581
				5,689,119
Banking - .9%
Ally Financial, Gtd. Notes	7.50	9/15/20	2,685,000		2,879,663
Ally Financial, Gtd. Notes	8.00	11/1/31	2,627,000		3,139,265
Ally Financial, Sr. Unscd. Notes	4.63	5/19/22	1,650,000		1,650,000
Ally Financial, Sub. Notes	5.75	11/20/25	2,645,000		2,704,513
				10,373,441
Building Materials - .7%
FBM Finance, Sr. Scd. Notes	8.25	8/15/21	2,775,000	[b]	2,903,344
Summit Materials, Gtd. Notes	8.50	4/15/22	455,000		489,739
Summit Materials, Gtd. Notes	6.13	7/15/23	4,205,000		4,289,100
				7,682,183
Cable & Satellite - 5.0%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/26	1,580,000	[b]	1,532,126
Altice Financing, Sr. Scd. Notes	6.63	2/15/23	1,185,000	[b]	1,170,780
Altice Finco, Gtd. Notes	7.63	2/15/25	1,669,000	[b,c]	1,495,841

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Cable & Satellite - 5.0% (continued)
Beacon Escrow, Sr. Unscd. Notes	4.88	11/1/25	6,985,000	[b]	6,496,050
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/23	4,235,000	[b]	4,191,379
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,415,425
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	1,954,550
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,664,425
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/26	4,725,000	[b]	4,593,645
CSC Holdings, Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,038,775
CSC Holdings, Sr. Unscd. Notes	5.25	6/1/24	5,700,000		5,400,750
DISH DBS, Gtd. Notes	6.75	6/1/21	1,135,000		1,139,256
DISH DBS, Gtd. Notes	5.88	7/15/22	4,510,000	[c]	4,256,312
DISH DBS, Gtd. Notes	7.75	7/1/26	1,970,000		1,733,600
Intelsat Jackson Holdings, Gtd. Notes	7.25	10/15/20	1,875,000		1,875,000
Intelsat Jackson Holdings, Gtd. Notes	7.50	4/1/21	2,155,000	[c]	2,149,613
Intelsat Jackson Holdings, Sr. Unscd. Notes	9.75	7/15/25	1,280,000	[b]	1,353,600
Midcontinent Communications, Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,668,862
Radiate Holdco, Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b,c]	4,275,550
				57,405,539
Chemicals - 1.8%
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/25	4,100,000	[b]	4,223,000
CVR Partners, Scd. Notes	9.25	6/15/23	2,410,000	[b,c]	2,491,338
Hexion, Sr. Scd. Notes	6.63	4/15/20	2,810,000		2,638,309
INEOS Group Holdings, Gtd. Notes	5.63	8/1/24	1,759,000	[b,c]	1,737,013
Kraton Polymers, Gtd. Notes	7.00	4/15/25	6,615,000	[b]	6,879,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Chemicals - 1.8% (continued)
Trinseo Materials Operating, Sr. Unscd. Notes	5.38	9/1/25	2,690,000	[b]	2,673,188
				20,642,448
Collateralized Loan Obligations-Debt - 2.7%
Babson CLO, Series 2015-IA, Cl. ER, 3 Month LIBOR + 5.50%	7.23	1/20/31	3,000,000	[b,d,e]	3,024,504
Barings CLO, Series 2018-1A, Cl. D, 3 Month LIBOR +5.50%	8.12	4/15/31	2,000,000	[b,d,e]	2,014,862
BlueMountain CLO, Series 2015-4A, Cl. ER, 3 Month LIBOR + 5.95%	8.12	4/20/30	1,500,000	[b,d,e]	1,513,694
CGMS CLO, Ser. 2014, Cl. ER, 3 Month LIBOR + 5.40%	7.74	4/17/31	3,000,000	[b,d,e]	2,960,574
CIFC Funding CLO, Series 2012-2RA, Cl. D, 3 Month LIBOR + 5.45%	7.81	1/20/28	1,000,000	[b,d,e]	1,008,530
Dryden Senior Loan Fund CLO, Series 2015-37A, Cl. ER, 3 Month LIBOR + 5.15%	6.87	1/15/31	5,000,000	[b,d,e]	4,986,125
Marathon CLO, Series 2017-10A, Cl. D, 3 Month LIBOR + 6.37%	8.71	11/15/29	2,530,000	[b,d,e]	2,557,592
Marble Point CLO VII, Series 2018-1A, Cl. E, 3 Month LIBOR + 6.00%	8.07	7/16/31	2,500,000	[b,d,e]	2,520,578
OZLM CLO, Series 2014-6A, Cl. DS, 3 Month LIBOR + 6.05%	8.40	4/17/31	4,000,000	[b,d,e]	4,030,140
Parallel CLO, Series 2018-1A, Cl. C, 3 Month LIBOR + 2.80%	4.85	4/20/31	2,000,000	[b,d,e]	1,987,458
Rockford Tower CLO, Series 2018-1A, Cl. E, 3 Month LIBOR + 5.85%	8.11	5/20/31	1,500,000	[b,d,e]	1,505,798
TICP CLO, Series 2018-10A, Cl. E, 3 Month LIBOR + 5.50%	7.85	4/20/31	3,000,000	[b,d,e]	3,010,968
				31,120,823
Construction Machinery - .7%
Ahern Rentals, Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,675,000
BlueLine Rental Finance, Scd. Notes	9.25	3/15/24	4,800,000	[b]	5,118,720
				8,793,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Consumer Cyclical Services - 1.1%
GEO Group, Gtd. Notes	6.00	4/15/26	3,959,000		3,860,025
Prime Security Services Borrower, Scd. Notes	9.25	5/15/23	4,338,000	[b]	4,641,660
Reliance Intermediate Holdings, Sr. Scd. Notes	6.50	4/1/23	4,274,000	[b]	4,455,111
				12,956,796
Consumer Discretionary - 1.5%
Ashton Woods USA, Sr. Unscd. Notes	6.75	8/1/25	1,900,000	[b]	1,814,500
DISH DBS, Gtd. Notes	5.88	11/15/24	1,934,000		1,643,900
H&E Equipment Services, Gtd. Notes	5.63	9/1/25	5,935,000		5,845,975
LHMC Finco Sarl, Sr. Scd. Notes	7.88	12/20/23	2,300,000	[b]	2,249,699
Meredith, Sr. Unscd. Notes	6.88	2/1/26	3,570,000	[b]	3,529,837
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/23	1,204,000	[b]	1,161,860
William Lyon Homes, Sr. Unscd. Notes	6.00	9/1/23	1,700,000	[b]	1,686,757
				17,932,528
Consumer Products - .7%
Kronos Acquisition Holdings, Gtd. Notes	9.00	8/15/23	3,700,000	[b]	3,339,250
Prestige Brands, Gtd. Notes	6.38	3/1/24	4,520,000	[b,c]	4,497,400
				7,836,650
Consumer Staples - .3%
Spectrum Brands, Gtd. Notes	5.75	7/15/25	3,585,000		3,558,112
Diversified Manufacturing - .7%
ATS Automation Tooling Systems, Gtd. Notes	6.50	6/15/23	3,547,000	[b]	3,626,807
Griffon, Gtd. Notes	5.25	3/1/22	5,280,000		5,156,712
				8,783,519
Electric - 2.8%
AES, Sr. Unscd. Notes	6.00	5/15/26	3,485,000		3,624,400
Calpine, Sr. Unscd. Notes	5.75	1/15/25	3,185,000		2,920,247
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,149,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Electric - 2.8% (continued)
Dynegy, Gtd. Notes	7.63	11/1/24	2,630,000		2,817,388
Dynegy, Sr. Unscd. Notes	8.00	1/15/25	2,260,000	[b]	2,437,297
Enviva Partners, Gtd. Notes	8.50	11/1/21	4,655,000		4,858,656
NRG Energy, Gtd. Notes	7.25	5/15/26	2,950,000		3,156,500
NRG Energy, Gtd. Notes	6.63	1/15/27	1,980,000		2,044,350
NRG Energy, Gtd. Notes	5.75	1/15/28	3,380,000	[b,c]	3,329,300
				32,337,638
Energy - 14.2%
Alta Mesa Housings, Gtd. Notes	7.88	12/15/24	3,950,000		4,206,750
Antero Resources, Gtd. Notes	5.13	12/1/22	4,265,000		4,296,987
Antero Resources, Gtd. Notes	5.63	6/1/23	1,160,000		1,180,300
California Resources, Scd. Notes	8.00	12/15/22	1,915,000	[b,c]	1,747,438
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	3,654,000		3,681,405
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	4,260,000	[c]	4,334,550
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/24	1,695,000		1,853,906
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/25	4,110,000		4,289,812
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/25	5,350,000	[b]	5,232,032
Chesapeake Energy, Gtd. Notes	8.00	1/15/25	4,065,000	[c]	4,150,162
Chesapeake Energy, Gtd. Notes	8.00	6/15/27	1,740,000	[c]	1,774,800
Chesapeake Energy, Scd. Notes	8.00	12/15/22	747,000	[b,c]	786,927
CrownRock, Sr. Unscd. Notes	5.63	10/15/25	4,885,000	[b]	4,726,237
CVR Refining, Gtd. Notes	6.50	11/1/22	6,238,000		6,393,950
Endeavor Energy Resource, Sr. Unscd. Notes	5.50	1/30/26	5,915,000	[b]	5,752,337
EP Energy, Scd. Notes	8.00	2/15/25	1,920,000	[b,c]	1,497,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Energy - 14.2% (continued)
Extraction Oil & Gas, Sr. Unscd. Notes	5.63	2/1/26	7,285,000	[b]	6,984,931
Forum Energy Technologies, Gtd. Notes	6.25	10/1/21	2,980,000		2,987,450
Genesis Energy, Gtd. Bonds	5.63	6/15/24	3,370,000		3,167,800
Genesis Energy, Gtd. Notes	6.00	5/15/23	1,775,000		1,750,594
Genesis Energy, Gtd. Notes	6.50	10/1/25	1,200,000		1,158,000
Genesis Energy, Gtd. Notes	6.25	5/15/26	1,750,000		1,653,750
Gulfport Energy, Gtd. Notes	6.00	10/15/24	3,350,000		3,241,125
Gulfport Energy, Gtd. Notes	6.38	5/15/25	2,290,000		2,235,613
Jagged Peak Energy, Notes	5.88	5/1/26	4,905,000	[b]	4,819,162
Matador Resources, Gtd. Notes	6.88	4/15/23	5,340,000		5,607,000
Noble Holding International, Gtd. Notes	7.88	2/1/26	2,615,000	[b]	2,696,719
PDC Energy, Gtd. Notes	6.13	9/15/24	4,940,000		5,063,500
Precision Drilling, Gtd. Notes	7.75	12/15/23	1,835,000	[c]	1,940,513
Precision Drilling, Gtd. Notes	7.13	1/15/26	3,295,000	[b,c]	3,392,202
Sanchez Energy, Gtd. Notes	6.13	1/15/23	6,200,000		4,231,500
SemGroup, Gtd. Notes	5.63	7/15/22	3,145,000		3,066,375
SemGroup, Gtd. Notes	5.63	11/15/23	3,965,000		3,756,837
SESI, Gtd. Notes	7.75	9/15/24	3,500,000		3,609,375
Shelf Drill Hold, Sr. Unscd. Notes	8.25	2/15/25	4,800,000	[b]	4,854,000
SRC Energy, Sr. Unscd. Notes	6.25	12/1/25	6,270,000	[b]	6,293,512
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/25	6,155,000		5,878,025
Targa Resources Partners, Gtd. Notes	5.13	2/1/25	3,760,000		3,722,400
Trinidad Drilling, Sr. Unscd. Notes	6.63	2/15/25	6,665,000	[b]	6,448,387

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Energy - 14.2% (continued)
Unit, Gtd. Notes		6.63	5/15/21	7,650,000		7,669,125
USA Compression Partners, Sr. Unscd. Notes		6.88	4/1/26	5,815,000	[b]	6,040,331
Whiting Petroleum, Sr. Unscd. Notes		6.63	1/15/26	5,245,000	[b,c]	5,415,462
					163,588,881
Environmental - 1.1%
Advanced Disposal Services, Gtd. Notes		5.63	11/15/24	2,935,000	[b]	2,927,663
GFL Environmental, Sr. Unscd. Notes		5.63	5/1/22	1,480,000	[b]	1,431,900
GFL Environmental, Sr. Unscd. Notes		5.38	3/1/23	4,260,000	[b]	3,951,150
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/26	4,221,000	[b]	4,067,989
					12,378,702
Finance Companies - 3.7%
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/22	1,895,000	[c]	2,436,755
Icahn Enterprises, Gtd. Notes		5.88	2/1/22	3,230,000		3,242,759
Icahn Enterprises, Gtd. Notes		6.25	2/1/22	825,000		843,563
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/25	7,510,000	[b]	7,067,285
Nationstar Mortgage, Sr. Notes		8.00	6/30/23	1,575,000		1,575,000
Park Aerospace Holdings, Sr. Unscd. Notes		5.25	8/15/22	3,113,000	[b]	3,093,575
Quicken Loans, Gtd. Notes		5.75	5/1/25	5,380,000	[b]	5,292,736
Quicken Loans, Gtd. Notes		5.25	1/15/28	1,900,000	[b]	1,759,495
USIS Merger Sub, Sr. Unscd. Notes		6.88	5/1/25	5,965,000	[b]	5,950,087
Venator Finance, Gtd. Notes		5.75	7/15/25	7,050,000	[b]	6,768,000
York Risk Services Holding, Gtd. Notes		8.50	10/1/22	4,795,000	[b,e]	4,423,915
					42,453,170
Financials - 2.3%
AmWINS Group, Sr. Scd. Notes		7.75	7/1/26	3,670,000	[b]	3,734,225
CIT Group, Sr. Unscd. Notes		5.25	3/7/25	850,000		858,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Financials - 2.3% (continued)
Hub International, Sr. Unscd. Notes		7.00	5/1/26	9,485,000	[b]	9,390,150
Lions Gate Capital Holdings, Gtd. Notes		5.88	11/1/24	2,235,000	[b]	2,273,420
Navient, Sr. Unscd. Notes		5.50	1/25/23	6,025,000		5,942,156
Travelport Corporate Finance, Sr. Scd. Notes		6.00	3/15/26	4,190,000	[b]	4,231,900
					26,430,351
Food and Beverage - .6%
Post Holdings, Gtd. Notes		5.50	3/1/25	6,450,000	[b]	6,312,937
Post Holdings, Gtd. Notes		5.00	8/15/26	950,000	[b]	888,250
					7,201,187
Gaming - 3.2%
Eldorado Resorts, Gtd. Notes		7.00	8/1/23	2,217,000	[c]	2,336,164
Eldorado Resorts, Notes		6.00	4/1/25	5,580,000		5,614,875
International Game Technology, Sr. Scd. Notes		6.50	2/15/25	2,515,000	[b]	2,609,313
MGM Growth Properties Operating Partnership, Gtd. Notes		5.63	5/1/24	2,255,000		2,294,463
MGM Resorts International, Gtd. Notes		7.75	3/15/22	4,377,000		4,781,872
Scientific Games, Gtd. Notes	EUR	5.50	2/15/26	3,405,000	[b]	3,778,937
Scientific Games International, Sr. Unscd. Notes		10.00	12/1/22	7,800,000		8,336,250
Station Casinos, Gtd. Notes		5.00	10/1/25	4,940,000	[b]	4,655,950
The Stars Group, Gtd. Notes		7.00	7/15/26	2,160,000	[b]	2,184,300
					36,592,124
Health Care - 8.4%
Avantor, Sr. Scd. Notes		6.00	10/1/24	6,135,000	[b]	6,084,079
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/25	6,260,000	[b]	5,946,061
DaVita, Gtd. Notes		5.00	5/1/25	2,455,000		2,316,906
Endo Finco, Gtd. Notes		5.38	1/15/23	951,000	[b]	765,555

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Health Care - 8.4% (continued)
HCA, Gtd. Notes	7.50	2/15/22	6,310,000		6,877,900
HCA, Gtd. Notes	5.88	5/1/23	1,880,000		1,955,200
HCA, Sr. Scd. Notes	5.00	3/15/24	4,765,000		4,776,912
HCA Healthcare, Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,328,000
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/24	7,884,000	[b]	8,100,810
NVA Holdings, Gtd. Notes	6.88	4/1/26	3,260,000	[b]	3,255,925
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/22	4,175,000	[b]	4,101,937
Polaris Intermediate, Sr. Unscd. Notes	8.50	12/1/22	7,500,000	[b]	7,762,500
Team Health Holdings, Gtd. Notes	6.38	2/1/25	7,175,000	[b,c]	6,206,375
Tenet Healthcare, Scd. Notes	5.13	5/1/25	3,770,000	[b]	3,597,994
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/22	3,310,000		3,467,225
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/23	4,060,000	[c]	4,054,925
Universal Hospital Services, Scd. Notes	7.63	8/15/20	7,219,000		7,228,024
Valeant Pharmaceuticals International, Gtd. Notes	5.50	3/1/23	2,560,000	[b]	2,393,600
Valeant Pharmaceuticals International, Gtd. Notes	9.00	12/15/25	3,885,000	[b]	4,045,256
Valeant Pharmaceuticals International, Sr. Scd. Notes	5.50	11/1/25	3,005,000	[b]	2,972,696
Valeant Pharmaceuticals International, Sr. Unscd. Notes	8.50	1/31/27	2,860,000	[b]	2,910,050
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/25	4,895,000	[b]	4,699,200
				96,847,130
Home Construction - 2.0%
Ashton Woods, Sr. Unscd. Notes	6.88	2/15/21	1,774,000	[b]	1,791,740
Brookfield Residential Properties, Gtd. Notes	6.38	5/15/25	3,160,000	[b]	3,175,800
Mattamy Group, Sr. Unscd. Notes	6.88	12/15/23	5,940,000	[b]	6,050,484
Taylor Morrison Communities, Gtd. Notes	5.88	4/15/23	3,080,000	[b]	3,080,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Home Construction - 2.0% (continued)
TRI Pointe Group, Gtd. Notes	5.88	6/15/24	3,610,000		3,600,975
William Lyon Homes, Gtd. Notes	5.88	1/31/25	6,050,000		5,739,937
				23,438,936
Industrial Services - 2.0%
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/25	6,055,000	[b]	6,153,394
EnPro Industries, Gtd. Notes	5.88	9/15/22	4,345,000		4,453,625
Hillman Group, Gtd. Notes	6.38	7/15/22	5,100,000	[b]	4,908,750
Wrangler Buyer, Sr. Unscd. Notes	6.00	10/1/25	3,005,000	[b]	2,854,750
Zachry Holdings, Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,625,906
				22,996,425
Industrials - 1.7%
Bombardier, Sr. Unscd. Notes	6.00	10/15/22	3,015,000	[b]	3,017,864
Mueller Water Products, Sr. Unscd. Notes	5.50	6/15/26	1,915,000	[b]	1,934,150
New Enterprise Stone & Lime, Sr. Scd. Notes	6.25	3/15/26	2,120,000	[b]	2,146,500
Pisces Midco, Sr. Scd. Notes	8.00	4/15/26	6,835,000	[b]	6,608,078
Titan Acquisition, Sr. Unscd. Notes	7.75	4/15/26	3,670,000	[b]	3,431,450
United Rentals North America, Gtd. Notes	5.50	5/15/27	2,410,000		2,343,725
				19,481,767
Information Technology - .3%
Zayo Group, Gtd. Notes	5.75	1/15/27	3,835,000	[b]	3,777,475
Insurance - .6%
AssuredPartners, Sr. Unscd. Notes	7.00	8/15/25	5,439,000	[b]	5,248,635
CNO Financial Group, Sr. Unscd. Notes	5.25	5/30/25	1,629,000		1,624,928
				6,873,563
Materials - 4.4%
Alpha 2 BV, Sr. Unscd. Notes	8.75	6/1/23	3,555,000	[b,c]	3,550,556
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/23	4,570,000	[b]	4,672,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Materials - 4.4% (continued)
Cleveland-Cliffs, Gtd. Notes	5.75	3/1/25	3,135,000	[c]	2,982,169
Cleveland-Cliffs, Sr. Unscd. Notes	4.88	1/15/24	3,768,000	[b]	3,645,540
Commercial Metals, Sr. Unscd. Notes	5.75	4/15/26	4,680,000	[b]	4,527,900
Consolidated Energy Finance, Sr. Unscd. Notes	6.50	5/15/26	1,900,000	[b]	1,883,375
Contellium, Gtd. Notes	5.88	2/15/26	1,050,000	[b]	1,015,875
First Quantum Minerals, Gtd. Notes	6.50	3/1/24	2,370,000	[b]	2,292,975
First Quantum Minerals, Gtd. Notes	6.88	3/1/26	4,330,000	[b,c]	4,156,800
Flex Acquisition Co., Gtd. Notes	7.88	7/15/26	3,215,000	[b]	3,210,499
Mercer International, Sr. Unscd. Notes	6.50	2/1/24	790,000		801,850
Mercer International, Sr. Unscd. Notes	5.50	1/15/26	3,660,000	[b]	3,559,350
Platform Specialty Products, Sr. Unscd. Notes	5.88	12/1/25	6,015,000	[b]	5,887,181
Tronox Finance, Gtd. Notes	5.75	10/1/25	3,960,000	[b]	3,856,050
United States Steel, Sr. Unscd. Notes	6.25	3/15/26	2,230,000		2,211,881
W/S Packaging Holdings, Sr. Scd. Notes	9.00	4/15/23	2,380,000	[b]	2,415,700
				50,670,526
Media Entertainment - 2.7%
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/25	3,020,000	[c]	2,970,925
AMC Entertainment Holdings, Gtd. Notes	6.13	5/15/27	1,275,000		1,243,125
AMC Networks, Gtd. Notes	5.00	4/1/24	4,776,000		4,716,300
Gray Television, Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,761,800
Gray Television, Gtd. Notes	5.88	7/15/26	2,770,000	[b]	2,641,888
Sinclair Television Group, Gtd. Notes	5.63	8/1/24	4,840,000	[b]	4,815,800
Sirius XM Radio, Sr. Unscd. Notes	5.00	8/1/27	2,425,000	[b]	2,273,438
Townsquare Media, Gtd. Notes	6.50	4/1/23	5,539,000	[b,c]	5,005,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Media Entertainment - 2.7% (continued)
VHF Parent/Orchest, Scd. Notes		6.75	6/15/22	6,005,000	[b]	6,237,694
					31,666,841
Metals and Mining - 3.4%
AK Steel, Gtd. Notes		7.00	3/15/27	1,880,000	[c]	1,795,400
ArcelorMittal, Sr. Unscd. Notes		7.00	10/15/39	1,615,000		1,863,306
Big River Steel, Sr. Scd. Notes		7.25	9/1/25	4,135,000	[b]	4,259,463
Constellium, Sr. Unscd. Notes		6.63	3/1/25	3,925,000	[b,c]	3,964,211
First Quantum Minerals, Gtd. Notes		7.25	4/1/23	2,990,000	[b]	2,997,475
Freeport-McMoRan, Gtd. Notes		5.45	3/15/43	3,420,000		3,017,124
Grinding Media, Sr. Scd. Notes		7.38	12/15/23	3,819,000	[b]	3,990,855
Hudbay Minerals, Gtd. Notes		7.63	1/15/25	4,600,000	[b]	4,841,500
Novelis, Gtd. Notes		6.25	8/15/24	2,625,000	[b]	2,631,563
Novelis, Gtd. Notes		5.88	9/30/26	3,850,000	[b]	3,696,000
Peabody Energy, Sr. Scd. Notes		6.00	3/31/22	2,330,000	[b]	2,367,863
Teck Resources, Gtd. Bonds		6.00	8/15/40	1,730,000		1,686,750
Teck Resources, Gtd. Notes		6.25	7/15/41	1,735,000		1,735,000
					38,846,510
Packaging - 3.3%
ARD Finance, Sr. Scd. Notes		7.13	9/15/23	6,050,000		6,080,250
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/24	3,650,000	[b]	3,809,687
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/25	4,460,000	[b]	4,354,075
BWAY Holding, Scd. Notes	EUR	4.75	4/15/24	2,500,000	[b]	2,912,205
BWAY Holding, Sr. Unscd. Notes		7.25	4/15/25	10,040,000	[b]	9,814,100
Kleopatra Holdings I, Sr. Scd. Bonds	EUR	8.50	6/30/23	1,265,000	[b]	1,114,865
Multi-Color, Sr. Unscd. Notes		4.88	11/1/25	4,435,000	[b]	4,141,181

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Packaging - 3.3% (continued)
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/24	2,870,000	[b]	2,936,369
Reynolds Group Issuer, Sr. Scd. Notes	5.13	7/15/23	3,000,000	[b]	2,966,250
				38,128,982
Pharmaceuticals - 1.3%
Eagle Holding, Sr. Unscd. Notes	7.63	5/15/22	5,615,000	[b]	5,686,310
Jaguar Holding II, Gtd. Notes	6.38	8/1/23	2,460,000	[b]	2,454,342
Valeant Pharmaceuticals International, Gtd. Notes	6.13	4/15/25	4,630,000	[b]	4,282,750
Valeant Pharmaceuticals International, Sr. Scd. Notes	7.00	3/15/24	3,015,000	[b]	3,164,815
				15,588,217
Real Estate - .2%
Cyrusone, Gtd. Notes	5.00	3/15/24	2,915,000		2,922,288
Retailers - 1.8%
Albertsons, Gtd. Notes	6.63	6/15/24	3,680,000		3,486,800
Albertsons, Gtd. Notes	5.75	3/15/25	3,600,000		3,204,000
Crestwood Mid Partner, Notes	5.75	4/1/25	4,510,000		4,521,275
First Quality Finance, Gtd. Notes	5.00	7/1/25	3,690,000	[b]	3,385,575
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/25	5,895,000	[b]	5,732,887
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/31	954,000		787,050
				21,117,587
Technology - 5.8%
Ascend Learning, Sr. Unscd. Notes	6.88	8/1/25	4,591,000	[b]	4,642,649
CommScope Technologies, Gtd. Notes	6.00	6/15/25	5,775,000	[b]	5,926,594
Dell International, Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,828,928
Dell International, Gtd. Notes	7.13	6/15/24	3,855,000	[b]	4,087,607
Everi Payments, Gtd. Notes	7.50	12/15/25	4,520,000	[b]	4,542,600
Exela Finance, Sr. Scd. Notes	10.00	7/15/23	2,270,000	[b]	2,329,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Technology - 5.8% (continued)
First Data, Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,772,032
First Data, Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,519,096
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/24	7,580,000	[b]	8,479,177
Netflix, Sr. Unscd. Bonds	5.88	2/15/25	680,000		699,237
Netflix, Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,817,950
Riverbed Technology, Gtd. Notes	8.88	3/1/23	3,030,000	[b,c]	2,883,803
RP Crown Parent, Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,790,642
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/25	6,120,000	[b]	5,890,500
TTM Technologies, Gtd. Notes	5.63	10/1/25	4,185,000	[b]	4,090,837
West, Sr. Unscd. Notes	8.50	10/15/25	6,040,000	[b]	5,541,700
				66,842,940
Telecommunications - 1.1%
DKT Finance ApS, Sr. Scd. Notes	9.38	6/17/23	2,675,000	[b]	2,715,125
Embarq, Sr. Unscd. Notes	8.00	6/1/36	2,485,000		2,357,644
Frontier Communications, Scd. Notes	8.50	4/1/26	1,670,000	[b]	1,617,813
Sprint, Gtd. Notes	7.13	6/15/24	2,605,000		2,636,494
Sprint, Gtd. Notes	7.63	3/1/26	1,450,000		1,480,813
T-Mobile USA, Gtd. Notes	4.50	2/1/26	1,885,000		1,762,475
				12,570,364
Transportation Services - .3%
XPO Logistics, Gtd. Notes	6.13	9/1/23	2,995,000	[b]	3,069,006
Wireless Communications - 3.4%
Altice, Gtd. Notes	7.75	5/15/22	3,250,000	[b,c]	3,156,563
Altice, Gtd. Notes	7.63	2/15/25	3,180,000	[b,c]	2,937,525
Altice France, Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	3,062,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 90.2% (continued)
Wireless Communications - 3.4% (continued)
Altice France, Sr. Scd. Bonds	6.25	5/15/24	2,505,000	[b]	2,442,375
Altice France, Sr. Scd. Notes	7.38	5/1/26	3,220,000	[b]	3,160,269
Sprint, Gtd. Notes	7.25	9/15/21	940,000		979,950
Sprint, Gtd. Notes	7.88	9/15/23	3,220,000		3,346,788
Sprint, Gtd. Notes	7.63	2/15/25	1,165,000		1,197,038
Sprint Capital, Gtd. Notes	6.88	11/15/28	2,780,000		2,675,750
Sprint Capital, Gtd. Notes	8.75	3/15/32	2,305,000		2,472,113
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/20	1,595,000		1,654,813
Sprint Communications, Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,458,875
T-Mobile USA, Gtd. Notes	6.00	4/15/24	4,610,000		4,782,875
T-Mobile USA, Gtd. Notes	6.38	3/1/25	1,630,000		1,695,200
T-Mobile USA, Gtd. Notes	5.13	4/15/25	3,575,000		3,601,812
				39,624,746
Wireline Communications - 1.7%
CB Escrow, Sr. Unscd. Notes	8.00	10/15/25	1,315,000	[b]	1,232,813
CenturyLink, Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000	[c]	1,116,310
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[c]	2,018,800
Cincinnati Bell, Gtd. Notes	7.00	7/15/24	2,345,000	[b]	2,151,538
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/22	3,790,000		3,458,375
Level 3 Financing, Gtd. Notes	5.38	1/15/24	3,800,000		3,733,500
Qwest, Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,159,689
Sable International Finance, Gtd. Notes	6.88	8/1/22	3,450,000	[b]	3,561,090
				19,432,115
Total Bonds and Notes (cost $1,055,087,150)			1,042,347,168

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 3.8%
Aerospace/Defense - .2%
Aleris International, Term Loan, 3 Month LIBOR Flat	4.75	2/8/23	2,500,000	[d]	2,482,025
Consumer Cyclical Services - .2%
Capital Automotive, Term Loan, 3 Month LIBOR + 6.00%	8.34	3/21/25	2,412,822	[d,e]	2,433,935
Finance Companies - .6%
Asurion, Term Loan, 3 Month LIBOR + 6.00%	8.37	7/14/25	6,140,000	[d]	6,239,775
Financials - .4%
Mayfield Agency Borrower, Term Loan, 3 Month LIBOR + 4.50%	6.82	1/31/25	4,530,000	[d]	4,541,325
Health Care - .5%
Air Medical Group Holdings, Term Loan, 3 Month LIBOR + 4.25%	6.58	9/26/24	6,251,000	[d]	6,176,769
Industrials - .2%
ATS Consolidated, Term Loan, 3 Month LIBOR + 3.75%	6.07	2/21/25	2,700,000	[d,e]	2,719,130
Information Technology - 1.4%
Almonde, Term Loan, 3 Month LIBOR + 3.50%	5.83	4/26/24	3,860,552	[d]	3,798,088
BMC Software Finance, Term Loan, 3 Month LIBOR + 4.25%	6.70	9/1/25	5,000,000	[d]	4,975,000
Digicert Holdings, Term Loan, 3 Month LIBOR + 4.75%	7.11	9/20/24	4,490,000	[d]	4,492,806
Paysafe Group, Second Lien Term Loan, 3 Month LIBOR + 7.25%	9.23	11/17/25	3,065,000	[d,e]	3,034,350
				16,300,244
Technology - .3%
RP Crown Parent, Term Loan, 3 Month LIBOR + 3.00%	5.11	9/22/23	2,779,813	[d]	2,765,913
Total Floating Rate Loan Interests (cost $43,730,846)			43,659,116
			Shares
Common Stocks - 1.3%
Exchange-Traded Funds - 1.3%
Invesco Senior Loan ETF			263,900	[c]	6,043,310
iShares iBoxx $ High Yield Corporate Bond ETF			106,800	[c]	9,086,544
Total Common Stocks (cost $15,348,089)			15,129,854
Yield at Date of Purchase (%)			Principal Amount ($)	[a]
Short-Term Investments - .0%
U. S. Treasury Bills (cost $309,508)	1.79	8/2/18	310,000	[f]	309,518

Description	7-Day Yield (%)	Shares	Value ($)
Other Investment - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $30,210,633)	1.83	30,210,633	[g] 30,210,633

Investment of Cash Collateral for Securities Loaned - 6.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $76,914,152)	1.85	76,914,152	[g] 76,914,152
Total Investments (cost $1,221,600,378)		104.6%	1,208,570,441
Liabilities, Less Cash and Receivables		(4.6%)	(53,523,678)
Net Assets		100.0%	1,155,046,763

ETF—Exchange-Traded Fund

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $672,966,421 or 58.26% of net assets.

c Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $76,859,342 and the value of the collateral held by the fund was $80,148,693, consisting of cash collateral of $76,914,152 and U.S. Government & Agency securities valued at $3,234,541.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Illiquid security. At the period end, the value of these securities amounted to $43,732,153 or 3.79% of net assets.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	88.8
Short-Term/Money Market Investments	9.3
Bank Loans	3.8
Collateralized Loan Obligations	2.7
104.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17 ($)	Purchases ($)	Sales ($)	Value 6/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	118,948,301	212,982,041	255,016,190	76,914,152	6.7	—
Dreyfus Institutional Preferred Government Plus Money Market Fund	65,060,888	306,458,325	341,308,580	30,210,633	2.6	337,138
Total	184,009,189	519,440,366	596,324,770	107,124,785	9.3	337,138

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Bank
United States Dollar	2,632,437	Euro	2,250,000	7/31/18	(1,439)
United States Dollar	15,428,492	British Pound	11,630,000	7/31/18	56,713
Goldman Sachs International
British Pound	7,450,000	United States Dollar	9,883,560	7/31/18	(36,633)
United States Dollar	725,505	Euro	620,000	7/31/18	(274)
Morgan Stanley Capital Services
United States Dollar	3,497,646	Euro	2,990,000	7/31/18	(2,482)
Gross Unrealized Appreciation					56,713
Gross Unrealized Depreciation					(40,828)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $75,476,417)—Note 1(c):
Unaffiliated issuers	1,114,475,593	1,101,445,656
Affiliated issuers	107,124,785	107,124,785
Cash denominated in foreign currency	4,401,460	4,358,901
Receivable for investment securities sold		30,607,612
Dividends, interest and securities lending income receivable		18,066,979
Receivable for shares of Beneficial Interest subscribed		343,764
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		56,713
		1,262,004,410
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		716,090
Cash overdraft due to Custodian		2,979,784
Liability for securities on loan—Note 1(c)		76,914,152
Payable for investment securities purchased		25,169,397
Payable for shares of Beneficial Interest redeemed		1,131,520
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		40,828
Accrued expenses		5,876
		106,957,647
Net Assets ($)		1,155,046,763
Composition of Net Assets ($):
Paid-in capital		1,260,074,374
Accumulated undistributed investment income—net		57,252
Accumulated net realized gain (loss) on investments		(92,022,217)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(13,062,646)
Net Assets ($)		1,155,046,763

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	140,345,532	21,008,222	993,693,009
Shares Outstanding	23,040,892	3,449,102	163,005,222
Net Asset Value Per Share ($)	6.09	6.09	6.10

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	35,427,176
Dividends:
Unaffiliated issuers	388,567
Affiliated issuers	337,138
Income from securities lending—Note 1(c)	567,317
Total Income	36,720,198
Expenses:
Management fee—Note 3(a)	4,164,568
Distribution/Service Plan fees—Note 3(b)	300,506
Trustees’ fees—Note 3(a,c)	34,924
Loan commitment fees—Note 2	12,386
Total Expenses	4,512,384
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(34,924)
Net Expenses	4,477,460
Investment Income—Net	32,242,738
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,107,785
Net realized gain (loss) on forward foreign currency exchange contracts	(231,034)
Net Realized Gain (Loss)	4,876,751
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(44,847,737)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	479,715
Net Unrealized Appreciation (Depreciation)	(44,368,022)
Net Realized and Unrealized Gain (Loss) on Investments	(39,491,271)
Net (Decrease) in Net Assets Resulting from Operations	(7,248,533)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	32,242,738	65,516,279
Net realized gain (loss) on investments	4,876,751	13,145,435
Net unrealized appreciation (depreciation) on investments	(44,368,022)	6,726,582
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,248,533)	85,388,296
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,109,478)	(8,369,994)
Class C	(553,151)	(2,235,633)
Class I	(29,541,361)	(58,218,468)
Net realized gain on investments:
Class A	-	(59,056)
Class C	-	(16,504)
Class I	-	(431,677)
Total Distributions	(34,203,990)	(69,331,332)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	29,343,064	53,611,084
Class C	347,585	1,463,727
Class I	199,310,802	422,040,651
Distributions reinvested:
Class A	3,268,162	6,581,667
Class C	393,260	1,602,314
Class I	10,276,115	25,625,035
Cost of shares redeemed:
Class A	(42,844,161)	(86,741,863)
Class C	(5,164,514)	(37,230,832)
Class I	(232,239,844)	(332,493,205)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(37,309,531)	54,458,578
Total Increase (Decrease) in Net Assets	(78,762,054)	70,515,542
Net Assets ($):
Beginning of Period	1,233,808,817	1,163,293,275
End of Period	1,155,046,763	1,233,808,817
Undistributed investment income—net	57,252	2,018,504

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	4,662,963	8,490,931
Shares issued for distributions reinvested	529,757	1,041,871
Shares redeemed	(6,899,708)	(13,799,379)
Net Increase (Decrease) in Shares Outstanding	(1,706,988)	(4,266,577)
Class Ca
Shares sold	55,549	231,737
Shares issued for distributions reinvested	63,753	253,551
Shares redeemed	(831,773)	(5,900,526)
Net Increase (Decrease) in Shares Outstanding	(712,471)	(5,415,238)
Class Ib
Shares sold	32,054,927	66,935,810
Shares issued for distributions reinvested	1,663,249	4,053,901
Shares redeemed	(37,515,085)	(52,752,725)
Net Increase (Decrease) in Shares Outstanding	(3,796,909)	18,236,986

[a] During the period ended June 30, 2018, 8,704 Class C shares representing $53,491 were automatically converted to 8,706 Class A shares and during the period ended December 31, 2017, 189,281 Class C shares representing $1,194,607 were automatically converted to 189,620 Class A shares.

[b] During the period ended June 30, 2018, 1,940 Class A shares representing $12,068 were exchanged for 1,946 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2018		Year Ended December 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	6.30	6.21	5.82	6.45	6.74	6.67
Investment Operations:
Investment income—net[a]	.16	.32	.33	.35	.36	.38
Net realized and unrealized gain (loss) on investments	(.20)	.11	.39	(.60)	(.25)	.10
Total from Investment Operations	(.04)	.43	.72	(.25)	.11	.48
Distributions:
Dividends from investment income—net	(17)	(.34)	(.33)	(.38)	(.39)	(.41)
Dividends from net realized gain on investments	–	(.00)[b]	–	–	(.01)	–
Total Distributions	(.17)	(.34)	(.33)	(.38)	(.40)	(.41)
Net asset value, end of period	6.09	6.30	6.21	5.82	6.45	6.74
Total Return (%)[c]	(.63)[d]	7.12	12.71	(4.20)	1.55	7.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.96	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	5.21[e]	5.14	5.53	5.53	5.35	5.79
Portfolio Turnover Rate	44.65[d]	66.96	69.04	54.35	72.20	46.05
Net Assets, end of period ($ x 1,000)	140,346	155,919	180,228	170,139	212,967	319,981

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2018		Year Ended December 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	6.30	6.21	5.82	6.45	6.74	6.67
Investment Operations:
Investment income—net[a]	.14	.28	.28	.30	.31	.34
Net realized and unrealized gain (loss) on investments	(.20)	.10	.39	(.60)	(.25)	.09
Total from Investment Operations	(.06)	.38	.67	(.30)	.06	.43
Distributions:
Dividends from investment income—net	(.15)	(.29)	(.28)	(.33)	(.34)	(.36)
Dividends from net realized gain on investments	–	(.00)[b]	–	–	(.01)	–
Total Distributions	(.15)	(.29)	(.28)	(.33)	(.35)	(.36)
Net asset value, end of period	6.09	6.30	6.21	5.82	6.45	6.74
Total Return (%)[c]	(1.00)[d]	6.32	11.87	(4.91)	.79	6.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[e]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[e]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	4.48[e]	4.38	4.78	4.79	4.61	5.05
Portfolio Turnover Rate	44.65[d]	66.96	69.04	54.35	72.20	46.05
Net Assets, end of period ($ x 1,000)	21,008	26,216	59,502	68,331	89,182	105,686

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2018		Year Ended December 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	6.30	6.22	5.82	6.45	6.75	6.67
Investment Operations:
Investment income—net[a]	.17	.34	.35	.37	.38	.40
Net realized and unrealized gain (loss) on investments	(.19)	.10	.39	(.61)	(.26)	.11
Total from Investment Operations	(.02)	.44	.74	(.24)	.12	.51
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.34)	(.39)	(.41)	(.43)
Dividends from net realized gain on investments	–	(.00)[b]	–	–	(.01)	–
Total Distributions	(.18)	(.36)	(.34)	(.39)	(.42)	(.43)
Net asset value, end of period	6.10	6.30	6.22	5.82	6.45	6.75
Total Return (%)	(.34)[c]	7.21	13.17	(3.96)	1.64	7.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	5.47[d]	5.39	5.79	5.78	5.59	6.03
Portfolio Turnover Rate	44.65[c]	66.96	69.04	54.35	72.20	46.05
Net Assets, end of period ($ x 1,000)	993,693	1,051,673	923,563	741,184	884,742	1,150,345

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations†	–	31,120,823	–	31,120,823
Corporate Bonds†	–	1,011,226,345	–	1,011,226,345
Exchange-Traded Funds	15,129,854	–	–	15,129,854
Floating Rate Loan Interests†	–	43,659,116	–	43,659,116
Registered Investment Companies	107,124,785	–	–	107,124,785
U.S. Treasury	—	309,518	–	309,518
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	56,713	–	56,713
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(40,828)	–	(40,828)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $123,247 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $92,110,698 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2017. The fund has $20,585,505 of post-enactment short-term capital losses and $71,525,193 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $69,331,332. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Service Plan fees, brokerage commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2018, Trustees’ fees reimbursed by Dreyfus amounted to $34,924.

During the period ended June 30, 2018, the Distributor retained $651 from commissions earned on sales of the fund’s Class A shares and $63 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2018, Class A and Class C shares were charged $185,451 and $86,291, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2018, Class C shares were charged $28,764 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $669,481, Distribution Plans fees $42,212 and Service Plan fees $4,397.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2018, amounted to $510,309,533 and $522,864,239, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	56,713	(40,828)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	56,713	(40,828)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	56,713	(40,828)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	56,713		(1,439)	-	55,274

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(1,439)		1,439	-	-
Goldman Sachs International	(36,907)		-	-	(36,907)
Morgan Stanley Capital Services	(2,482)		-	-	(2,482)
Total	(40,828)		1,439	-	(39,389)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2018:

Average Market Value ($)
Forward contracts	39,670,398

At June 30, 2018, accumulated net unrealized depreciation on investments inclusive of derivatives contracts was $13,014,052, consisting of $10,989,303 gross unrealized appreciation and $24,003,355 gross unrealized depreciation.

At June 30, 2018, the cost of investments inclusive of derivatives contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except for the one-year period when it was above the Performance Group and Performance Universe medians and the four-year and five-year periods when it was at and above the Performance Group and Performance Universe medians, respectively. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Board also considered that the fund’s yield performance was above the Performance Group median for nine of the ten one-year periods ended December 31st and above the Performance Universe medians for eight of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that: the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance, noting improvement in total return performance in the one-year period.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus High Yield Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPLTX Class C: PTHIX Class I: DLHRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0029SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 22, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)